UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS Small Cap Growth Fund

(formerly Deutsche Small Cap Growth Fund)

	Shares	Value ($)
Common Stocks 96.7%
Consumer Discretionary 15.7%
Auto Components 1.7%
Fox Factory Holding Corp.*	86,773	4,039,283
Tenneco, Inc.	83,499	3,670,616
		7,709,899
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions, Inc.*	48,521	4,974,373
K12, Inc.*	231,292	3,786,250
ServiceMaster Global Holdings, Inc.*	62,993	3,746,194
		12,506,817
Hotels, Restaurants & Leisure 2.2%
Del Taco Restaurants, Inc.*	267,828	3,797,801
Hilton Grand Vacations, Inc.*	78,846	2,735,956
Jack in the Box, Inc.	38,892	3,310,487
		9,844,244
Household Durables 2.7%
Helen of Troy Ltd.*	48,876	4,811,842
iRobot Corp.* (a)	59,189	4,484,750
TopBuild Corp.*	36,287	2,842,724
		12,139,316
Internet & Direct Marketing Retail 1.0%
Shutterfly, Inc.*	47,293	4,257,789
Media 1.5%
Cinemark Holdings, Inc.	76,316	2,677,165
Sinclair Broadcast Group, Inc. "A" (a)	132,221	4,250,905
		6,928,070
Specialty Retail 3.2%
Burlington Stores, Inc.*	25,335	3,813,678
Camping World Holdings, Inc. "A" (a)	146,205	3,652,201
Tailored Brands, Inc.	104,900	2,677,048
The Children's Place, Inc. (a)	33,473	4,043,538
		14,186,465
Textiles, Apparel & Luxury Goods 0.6%
Carter's, Inc.	24,458	2,651,003
Consumer Staples 3.1%
Food & Staples Retailing 0.8%
Casey's General Stores, Inc. (a)	35,646	3,745,682
Food Products 1.0%
Hain Celestial Group, Inc.*	84,390	2,514,822
SunOpta, Inc.*	218,234	1,839,819
		4,354,641
Household Products 1.3%
Church & Dwight Co., Inc.	44,299	2,354,935
Spectrum Brands Holdings, Inc. (a)	43,726	3,568,916
		5,923,851
Energy 4.4%
Energy Equipment & Services 2.9%
Dril-Quip, Inc.*	95,869	4,927,666
Oil States International, Inc.*	137,377	4,409,802
SEACOR Marine Holdings, Inc.*	153,309	3,539,905
		12,877,373
Oil, Gas & Consumable Fuels 1.5%
Alta Mesa Resources, Inc.* (a)	145,358	989,888
Matador Resources Co.*	48,811	1,466,771
Whiting Petroleum Corp.*	81,778	4,311,336
		6,767,995
Financials 6.2%
Banks 3.1%
Eagle Bancorp., Inc.*	47,700	2,924,010
FCB Financial Holdings, Inc. "A"*	96,288	5,661,735
South State Corp.	37,253	3,213,071
TriState Capital Holdings, Inc.*	84,962	2,217,508
		14,016,324
Capital Markets 2.0%
Affiliated Managers Group, Inc.	15,215	2,262,014
Moelis & Co. "A"	116,145	6,811,904
		9,073,918
Insurance 1.1%
Progressive Corp.	82,539	4,882,182
Health Care 20.3%
Biotechnology 9.8%
Acceleron Pharma, Inc.*	23,613	1,145,703
Aimmune Therapeutics, Inc.*	105,833	2,845,849
Alkermes PLC*	43,229	1,779,306
Amicus Therapeutics, Inc.*	108,435	1,693,755
Arena Pharmaceuticals, Inc.*	44,221	1,928,036
BioMarin Pharmaceutical, Inc.*	50,016	4,711,507
Bluebird Bio, Inc.*	18,359	2,881,445
Clovis Oncology, Inc.*	37,911	1,723,813
Emergent BioSolutions, Inc.*	57,247	2,890,401
Heron Therapeutics, Inc.*	151,068	5,868,992
Ligand Pharmaceuticals, Inc.* (a)	36,768	7,617,226
Neurocrine Biosciences, Inc.*	31,623	3,106,643
Retrophin, Inc.*	207,176	5,647,618
		43,840,294
Health Care Equipment & Supplies 1.7%
Cardiovascular Systems, Inc.*	147,611	4,773,740
Masimo Corp.*	30,411	2,969,634
		7,743,374
Health Care Providers & Services 6.0%
AMN Healthcare Services, Inc.*	82,910	4,858,526
BioScrip, Inc.* (a)	911,191	2,669,790
Molina Healthcare, Inc.*	80,251	7,859,783
Providence Service Corp.*	79,546	6,248,338
RadNet, Inc.*	151,985	2,279,775
Tivity Health, Inc.*	77,157	2,715,926
		26,632,138
Health Care Technology 1.6%
athenahealth, Inc.*	17,885	2,846,219
HMS Holdings Corp.*	209,316	4,525,412
		7,371,631
Pharmaceuticals 1.2%
Avadel Pharmaceuticals PLC (ADR)* (a)	227,589	1,395,121
Nektar Therapeutics*	30,600	1,494,198
Pacira Pharmaceuticals, Inc.*	76,241	2,443,524
		5,332,843
Industrials 19.6%
Aerospace & Defense 2.3%
Ducommun, Inc.*	170,190	5,631,587
HEICO Corp.	60,920	4,442,896
		10,074,483
Building Products 0.7%
Masonite International Corp.*	42,616	3,061,960
Commercial Services & Supplies 4.2%
Advanced Disposal Services, Inc.*	203,442	5,041,293
MSA Safety, Inc.	27,007	2,601,854
The Brink's Co.	74,440	5,936,590
UniFirst Corp.	30,284	5,357,240
		18,936,977
Construction & Engineering 0.8%
MasTec, Inc.*	69,346	3,519,309
Electrical Equipment 1.7%
Allied Motion Technologies, Inc.	53,498	2,561,484
Thermon Group Holdings, Inc.*	214,716	4,910,555
		7,472,039
Machinery 5.1%
Hillenbrand, Inc.	73,900	3,484,385
Hyster-Yale Materials Handling, Inc.	53,148	3,414,759
ITT, Inc.	91,614	4,788,664
Kennametal, Inc.	174,464	6,263,257
Timken Co.	88,318	3,846,249
Welbilt, Inc.*	55,335	1,234,524
		23,031,838
Professional Services 1.0%
Kforce, Inc.	133,921	4,593,490
Trading Companies & Distributors 3.8%
H&E Equipment Services, Inc.	129,930	4,886,667
Rush Enterprises, Inc. "A"*	192,114	8,333,906
Titan Machinery, Inc.*	237,393	3,691,461
		16,912,034
Information Technology 19.9%
Communications Equipment 0.7%
Lumentum Holdings, Inc.*	52,015	3,011,669
Electronic Equipment, Instruments & Components 1.8%
Anixter International, Inc.*	43,737	2,768,552
Belden, Inc.	88,419	5,404,169
		8,172,721
Internet Software & Services 2.2%
2U, Inc.*	24,624	2,057,581
Envestnet, Inc.*	60,300	3,313,485
Five9, Inc.*	63,908	2,209,300
GrubHub, Inc.*	22,021	2,310,223
		9,890,589
IT Services 5.3%
Broadridge Financial Solutions, Inc.	37,843	4,355,729
Global Payments, Inc.	39,491	4,402,852
MAXIMUS, Inc.	74,339	4,617,195
WEX, Inc.*	30,024	5,718,972
WNS Holdings Ltd. (ADR)*	88,410	4,613,234
		23,707,982
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	94,448	5,486,484
Ambarella, Inc.* (a)	46,270	1,786,485
Cypress Semiconductor Corp.	135,238	2,107,008
Entegris, Inc.	113,155	3,835,954
Inphi Corp.* (a)	48,878	1,593,912
		14,809,843
Software 6.1%
Aspen Technology, Inc.*	58,313	5,407,948
Proofpoint, Inc.*	58,121	6,701,932
QAD, Inc. "A"	71,842	3,602,876
TiVo Corp.	67,269	904,768
Tyler Technologies, Inc.*	19,430	4,315,403
Varonis Systems, Inc.*	84,500	6,295,250
		27,228,177
Technology Hardware, Storage & Peripherals 0.5%
Super Micro Computer, Inc.*	87,504	2,069,470
Materials 4.8%
Chemicals 3.0%
KMG Chemicals, Inc.	95,285	7,030,127
Minerals Technologies, Inc.	21,301	1,605,030
Trinseo SA	68,567	4,864,829
		13,499,986
Construction Materials 1.0%
Eagle Materials, Inc.	43,066	4,520,638
Metals & Mining 0.8%
Cleveland-Cliffs, Inc.* (a)	401,421	3,383,979
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	189,187	5,830,743
SBA Communications Corp. *	13,699	2,261,979
Urban Edge Properties	179,970	4,115,914
		12,208,636
Total Common Stocks (Cost $367,190,875)		432,891,669
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $212,100)	2,121	417,765
Securities Lending Collateral 7.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (c) (d) (Cost $35,442,924)	35,442,924	35,442,924
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $15,939,061)	15,939,061	15,939,061
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $418,784,960)	108.3	484,691,419
Other Assets and Liabilities, Net	(8.3)	(36,949,945)
Net Assets	100.0	447,741,474

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 7.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (c) (d)
6,718,384	28,724,540	—	—	—	48,540	—	35,442,924	35,442,924
Cash Equivalents 3.6%
Central Cash Management Government Fund, 1.85% (c)
18,495,559	78,981,593	81,538,091	—	—	105,346	—	15,939,061	15,939,061
25,213,943	107,706,133	81,538,091	—	—	153,886	—	51,381,985	51,381,985

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $34,562,819, which is 7.7% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$432,891,669	$—	$—	$432,891,669
Convertible Preferred Stock	—	—	417,765	417,765
Short-Term Investments (e)	51,381,985	—	—	51,381,985
Total	$484,273,654	$—	$417,765	$484,691,419

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018